SHARE BASED COMPENSATION AND BENEFIT PLANS, Outstanding Stock Option Grants and Related Transactions (Details) - Stock Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	121,189
Granted (in shares)	0
Exercised (in shares)	(40,350)
Forfeited (in shares)	0
Expired (in shares)	0
Outstanding, ending balance (in shares)	80,839
Vested and expected to vest, period end (in shares)	80,839
Exercisable, period end (in shares)	80,839
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 4.81
Exercised (in dollars per share) | $ / shares	2.90
Outstanding, ending balance (in dollars per share) | $ / shares	5.76
Vested and expected to vest, period end (in dollars per share) | $ / shares	5.76
Exercisable, period end (in dollars per share) | $ / shares	$ 5.76
Weighted-Average Remaining Contractual Term [Abstract]
Outstanding, weighted-average remaining contractual term	1 year 7 months 6 days
Vested and expected to vest, weighted-average remaining contractual term	1 year 7 months 6 days
Exercisable, weighted-average remaining contractual term	1 year 7 months 6 days
Aggregate Intrinsic Value [Abstract]
Outstanding, aggregate intrinsic value | $	$ 1,464
Vested and expected to vest, aggregate intrinsic value | $	1,464
Exercisable, aggregate intrinsic value | $	$ 1,464